Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 17,429	$ 7,223	$ 33,677	$ 14,036